Subsequent Events (Details) $ in Thousands	Jul. 12, 2024 USD ($) t	Jun. 14, 2024 USD ($)	Jun. 30, 2024
Related Party [Member] | Seawolf Ventures Limited [Member]
Subsequent Events [Abstract]
Consideration paid for No-Shop LOI		$ 1,000
Top Mega Yachts Inc. [Member]
Subsequent Events [Abstract]
Percentage ownership in subsidiary			100.00%
Subsequent Event [Member] | Related Party [Member] | Seawolf Ventures Limited [Member]
Subsequent Events [Abstract]
Gross tonnage of M/Y Para Bellvm | t	499
Purchase price	$ 20,000
First installment payment	10,100
Second installment payment	1,100
Third installment payment	1,100
Fourth installment payment	1,100
Fifth installment payment	1,100
Sixth installment payment	1,100
Seventh installment payment	2,100
Final installment	$ 1,300
Subsequent Event [Member] | Related Party [Member] | Seawolf Ventures Limited [Member] | Maximum [Member]
Subsequent Events [Abstract]
Period of time between installment payments	30 days